Summary of Derivative Instruments (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Notional amounts	$ 1,313,750
Interest rate swaps
Derivative [Line Items]
Notional amounts	535,000	$ 110,000
Non-designated | Interest rate swaps | Amortizing
Derivative [Line Items]
Notional amounts	744,750
Non-designated | Interest rate cap | Non-Amortizing
Derivative [Line Items]
Notional amounts	34,000
Designated | Interest rate swaps | Amortizing
Derivative [Line Items]
Notional amounts	$ 535,000